Consolidated Statements of Stockholders - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance at the beginning	$ 3,440,884	$ 43,005,903	$ 43,005,903	$ 62,346,570
Shares issued				1,385,239
Options exercised			7,201	1,209,605
Warrants issued in financing activities				5,395,759
Stock-based compensation	1,675,594	642,506	2,885,224	4,991,615
Obligation to issue shares	1,221,837
Net Loss	(8,405,970)	(14,566,782)	(42,457,444)	(33,690,475)
Balance at the end	$ (2,067,655)	$ 29,081,627	$ 3,440,884	$ 43,005,903
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			15,002	4,289,392
Subordinate Voting Shares
Balance at the beginning (in shares)	86,721,030	86,721,030	86,721,030
Balance at the end (in shares)	86,721,030		86,721,030	86,721,030
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			15,002
Multiple Voting Shares
Balance at the beginning (in shares)	348,642	348,642	348,642
Balance at the end (in shares)	348,642		348,642	348,642
Super Voting Shares
Balance at the beginning (in shares)	65,411	65,411	65,411
Balance at the end (in shares)	65,411		65,411	65,411
Charm City Medicus, LLC
Shares issued				$ 1,367,590
Common stock | Subordinate Voting Shares
Balance at the beginning	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares)	86,721,030	81,298,228	81,298,228	51,062,559
Conversion of MVS shares (in shares)		2,813,400	5,407,800	15,140,700
Shares issued (in shares)				1,050,000
Warrants exercised (in shares)				7,110,481
Stock-based compensation (in shares)				1,185,293
Balance at the end			$ 0	$ 0
Balance at the end (in shares)	86,721,030	84,111,628	86,721,030	81,298,228
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			15,002	4,289,392
Common stock | Multiple Voting Shares
Balance at the beginning	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares)	348,642	402,720	402,720	554,127
Conversion of MVS shares (in shares)		(28,134)	(54,078)	(151,407)
Balance at the end			$ 0	$ 0
Balance at the end (in shares)	348,642	374,586	348,642	402,720
Common stock | Super Voting Shares
Balance at the beginning	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares)	65,411	65,411	65,411	65,411
Balance at the end			$ 0	$ 0
Balance at the end (in shares)	65,411	65,411	65,411	65,411
Common stock | Charm City Medicus, LLC
Shares issued (in shares)				1,459,803
Additional Paid In Capital
Balance at the beginning	$ 181,321,847	$ 178,429,422	$ 178,429,422	$ 164,079,614
Shares issued				1,385,239
Options exercised			7,201	1,209,605
Warrants issued in financing activities				5,395,759
Stock-based compensation	1,675,594	642,506	2,885,224	4,991,615
Obligation to issue shares	1,221,837
Balance at the end	184,219,278	179,071,928	181,321,847	178,429,422
Additional Paid In Capital | Charm City Medicus, LLC
Shares issued				1,367,590
Accumulated Deficit
Balance at the beginning	(177,880,963)	(135,423,519)	(135,423,519)	(101,733,044)
Net Loss	(8,405,970)	(14,566,782)	(42,457,444)	(33,690,475)
Balance at the end	$ (186,286,933)	$ (149,990,301)	$ (177,880,963)	$ (135,423,519)